Shareholders' Equity - Schedule of Information about Options Outstanding and Exercisable (Details) - 0.003 [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Information about Options Outstanding and Exercisable [Line Items]
Options Outstanding, Number outstanding (in Shares) | shares	489,500
Options Outstanding, Weighted average remaining contractual life	3 years 6 months
Options Outstanding, Weighted average exercise price	$ 0.807
Options Exercisable, Number exercisable (in Shares) | shares	21,000
Options Exercisable, Weighted average remaining contractual life	1 year 3 months 14 days
Options Exercisable, Weighted average exercise price	$ 0.003
Minimum [Member]
Schedule of Information about Options Outstanding and Exercisable [Line Items]
Range of exercise prices	0.003
Maximum [Member]
Schedule of Information about Options Outstanding and Exercisable [Line Items]
Range of exercise prices	$ 1.972